Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]	$ 529,984	$ 562,051
U.S Treasury Bills	[2]	233,445,264	189,143,720
FX forward contract	[1]	60,879
Customer-held fractional shares		108,252,531	45,528,829
Total financial assets		342,288,658	235,234,600
Equity options	[3]	2,196	2,083
Fractional share repurchase obligation	[3]	108,252,531	45,528,829
Total financial liabilities	[3]	108,254,727	45,530,912
Fair Value, Recurring [Member] | Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]	529,984	562,051
U.S Treasury Bills	[2]	233,445,264	189,143,720
FX forward contract	[1]	60,879
Customer-held fractional shares		108,252,531	45,528,829
Total financial assets		342,288,658	235,234,600
Equity options	[3]	2,196	2,083
Fractional share repurchase obligation	[3]	108,252,531	45,528,829
Total financial liabilities	[3]	108,254,727	45,530,912
Fair Value, Recurring [Member] | Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]
U.S Treasury Bills	[2]
Customer-held fractional shares
Total financial assets
Equity options	[3]
Fractional share repurchase obligation	[3]
Total financial liabilities	[3]
Fair Value, Recurring [Member] | Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]
U.S Treasury Bills	[2]
Customer-held fractional shares
Total financial assets
Equity options	[3]
Fractional share repurchase obligation	[3]
Total financial liabilities	[3]

[1]	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the consolidated statements of financial position.
[2]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our consolidated statements of financial position.
[3]	Fair value of obligation is classified within payables due to customers on the consolidated statements of financial position.